Schedule of Transactions Between the Company and DOSA (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Wage and rent reimbursements	$ 4,125	$ 20,262	$ 8,250	$ 20,262